Label	Element	Value
Horizon Kinetics Medical ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.60%
Horizon Kinetics Medical ETF | AbbVie, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.80%
Horizon Kinetics Medical ETF | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Horizon Kinetics Medical ETF | Novartis AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
Horizon Kinetics Medical ETF | Amgen, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.60%
Horizon Kinetics Medical ETF | AstraZeneca PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Horizon Kinetics Medical ETF | Johnson & Johnson [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Horizon Kinetics Medical ETF | Pfizer, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Horizon Kinetics Medical ETF | Alnylam Pharmaceuticals, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Horizon Kinetics Medical ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Horizon Kinetics Medical ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.10%
Horizon Kinetics Medical ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%